Net Earnings (Loss) Per Share (Tables)	12 Months Ended
May. 02, 2015
Reconciliation of Basic and Diluted Earnings Per Share

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Numerator for basic income (loss) per share:
Net income (loss) attributable to Barnes & Noble, Inc.	$36,596	(47,268)	(157,806)
Preferred stock dividends	(15,767)	(16,028)	(15,767)
Accretion of dividends on preferred stock	(7,339)	(3,032)	(2,266)
Less allocation of earnings and dividends to participating securities	(739)	—	—

Net income (loss) available to common shareholders	$12,751	(66,328)	(175,839)
Numerator for diluted income (loss) per share:
Net income (loss) available to common shareholders	$12,751	(66,328)	(175,839)
Preferred stock dividends (a)	—	—	—
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of earnings and dividends to participating securities	739	—	—
Less diluted allocation of earnings and dividends to participating securities	(738)	—	—

Net income (loss) available to common shareholders	$12,752	(66,328)	(175,839)
Denominator for basic income (loss) per share:
Basic weighted average common shares	60,842	58,971	58,247
Denominator for diluted income (loss) per share:
Basic weighted average shares	60,842	58,971	58,247
Preferred shares (a)	—	—	—
Average dilutive options	86	—	—

Diluted weighted average shares	60,928	58,971	58,247
Income (loss) per common share:
Basic	$0.21	(1.12)	(3.02)
Diluted	$0.21	(1.12)	(3.02)

(a)	Although the Company was in a net income position during the 52 weeks ended May 2, 2015, the dilutive effect of the Company’s convertible preferred shares were excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.